FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.	Name and address of issuer:

	Harbor Fund

2.	The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the
issuer, check the box but do not list series or classes):   1

3.	Investment Company Act File Number:   811-4676

	Securities Act File Number:   33-5852

4(a).	Last day of fiscal year for which this notice is filed:

	October 31, 2001

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction
A.2)

Note:	If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this
Form.

5.	Calculation of registration fee:

(i)
Aggregate sale price of
securities sold during the
fiscal year pursuant to
section 24(f):
$ 6,402,665,263.80


(ii)
Aggregate price of
securities redeemed or
repurchased during the
fiscal year:
$ 4,932,908,743.29


(iii)
Aggregate price of
securities redeemed or
repurchased during any
prior fiscal year ending
no earlier than October
11, 1995 that were not
previously used to reduce
registration fees payable
to the Commission:
$-0-


(iv)
Total available redemption
credits [add Items 5(ii)
and 5(iii)]:
$ 4,932,908,743.29


(v)
Net sales - if Item 5(i)
is greater than Item 5(iv)
[subtract Item 5(i) from
Item 5(iv)]:
$ 1,469,756,520.51


(vi)
Redemption credits
available for use in
future years - if Item
5(i) is less than Item
5(iv) [subtract Item 5(i)
from Item 5(iv)]:
$(-0-)


(vii)
Multiplier for determining
registration fee (see
instruction C.9):
X.000092


(viii)
Registration fee due [
multiply Item 5(v) by Item
5(vii)] (enter "0" if no
fee is due):
=$ 135,217.60

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of the securities (number of shares or other units) deducted here:
_______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____________.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
		+$       -0-

8.	Total of the amount of the registration fee due plus any interest due
 [line 5(viii) plus line 7]:
		=$ 135,217.60

9.	Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:

	Friday, January 25, 2002

	Method of Delivery:

X  Wire Transfer
   Mail or other means


SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  	/s/ Constance L. Souders
			 		CONSTANCE L. SOUDERS	, Vice President and Treasurer


Date   January 25, 2002

* Please print the name and title of the signing officer below the signature.